Employee benefit expense	12 Months Ended
Dec. 31, 2024
Employee benefit expense
Employee benefit expense

A9. Employee benefit expense

Profit-sharing and bonus plans

The Group recognises a liability and an expense for bonuses and profit-sharing, based on calculations of achievements of financial performance targets and the best estimate of the obligation to employees related to personal performance criteria being achieved. A liability is recognised where a contractual obligation exists or where past practice indicates that there is a constructive obligation to make such payments in the future.

Holiday pay

Paid holidays are regarded as an employee benefit and as such are charged to the income statement as the benefits are earned. An accrual is made at the balance sheet date to reflect the fair value of holidays earned but not yet taken.

Termination benefits

Termination benefits are payable when an employment is terminated before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Group recognises termination benefits when it is demonstrably committed to either: terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal; or providing termination benefits as a result of an offer made to encourage voluntary redundancy. Benefits falling due more than 12 months after the balance sheet date are discounted to present value where the effect of discounting is material.

	2024	2023	2022
	£m	£m	£m
Wages and salaries	2,262	2,318	1,582
Social security costs	228	171	154
Share-based payments	20	27	17
Pension costs:
– defined contribution plans	46	32	22
– defined benefit plans	2	2	2
	2,558	2,550	1,777

Monthly average number of people employed by the Group during the year:

	2024	2023	2022
	Number	Number	Number
Processing and service delivery	48,475	47,387	38,256
Sales and marketing	7,848	7,501	5,993
Administration and overheads	9,309	8,663	7,226
	65,632	63,551	51,475

Emoluments of the Directors of Rentokil Initial plc are detailed below.

	Highest
	paid	Other
	Director	Directors
	£000	£000
2022
Aggregate emoluments excluding share options	2,698.7	1,557.5
Aggregate gains made by Directors on exercise of share options	—	233.8
Aggregate amount receivable under long-term incentive schemes	831.9	380.3
Aggregate value of Company contributions to defined contribution pension schemes	—	—
	3,530.6	2,171.6
2023
Aggregate emoluments excluding share options	1,942.3	1,188.4
Aggregate gains made by Directors on exercise of share options	3,729.4	—
Aggregate amount receivable under long-term incentive schemes	1,397.6	485.3
Aggregate value of Company contributions to defined contribution pension schemes	—	—
	7,069.3	1,673.7
2024
Aggregate emoluments excluding share options	1,032.8	633.4
Aggregate gains made by Directors on exercise of share options	4,824.5	—
Aggregate amount receivable under long-term incentive schemes	877.1	441.0
Aggregate value of Company contributions to defined contribution pension schemes	—	—
	6,734.4	1,074.4

	2024	2023	2022
	Number	Number	Number
Number of Directors accruing retirement benefits
– defined contribution schemes	—	—	—
– defined benefit schemes	—	—	—
Number of Directors exercising share options[1]	1	1	1
Number of Directors receiving shares as part of long-term incentive schemes	2	2	2
1.	The highest-paid Director exercised 986,515 (2023: 971,802; 2022: nil) share options during the year.